Schedule of Investments
(unaudited)
November 30, 2025
iShares
®
10-20 Year Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50% , 02/15/36 - 02/15/44 ............ USD 920,399 $ 919,190,952
4.75% , 02/15/37 - 02/15/45 ............ 1,161,055 1,185,326,354
5.00% , 05/15/37 - 05/15/45 ............ 259,255 274,025,249
4.38% , 02/15/38 - 08/15/43 ............ 701,429 691,197,342
3.50% , 02/15/39 ................... 84,148 77,860,280
4.25% , 05/15/39 - 11/15/40 ............ 125,337 124,651,540
4.63% , 02/15/40 - 11/15/45 ............ 795,573 800,293,083
1.13% , 05/15/40 - 08/15/40 ............ 786,342 505,639,696
3.88% , 08/15/40 - 05/15/43 ............ 1,176,173 1,081,355,541
1.38% , 11/15/40 ................... 535,689 354,726,824
1.88% , 02/15/41 ................... 574,074 409,049,863
2.25% , 05/15/41 ................... 476,187 357,344,788
1.75% , 08/15/41 ................... 727,200 500,432,905
3.75% , 08/15/41 - 11/15/43 ............ 211,917 189,686,750
2.00% , 11/15/41 ................... 731,808 521,098,393
3.13% , 11/15/41 - 08/15/44 ............ 445,540 366,387,372
2.38% , 02/15/42 ................... 486,216 364,813,642
3.00% , 05/15/42 - 11/15/45 ............ 277,547 218,426,695
3.25% , 05/15/42 ................... 157,398 133,794,703
2.75% , 08/15/42 - 11/15/42 ............ 459,018 361,210,607
3.38% , 08/15/42 - 05/15/44 ............ 729,385 624,928,247
4.00% , 11/15/42 ................... 497,466 464,917,047
2.88% , 05/15/43 - 08/15/45 ............ 574,831 451,521,131
3.63% , 08/15/43 - 02/15/44 ............ 530,995 466,911,004
4.13% , 08/15/44 ................... 533,350 500,036,832
2.50% , 02/15/45 ................... 258,973 187,694,945
4.88% , 08/15/45 ................... 288,590 297,608,541
U.S. Treasury Bonds Principal STRIPS
(a)
0.00% , 11/15/40 - 02/15/41 ............ 73,253 36,891,103
0.00% , 05/15/41
(b)
.................. 5,480 2,721,627
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes
3.13% , 08/31/29 ................... USD 21,333 $ 21,017,172
0.63% , 08/15/30 ................... 1,612 1,405,768
1.38% , 11/15/31 ................... 106 93,049
1.88% , 02/15/32 ................... 511 459,181
2.88% , 05/15/32 ................... 4,943 4,696,907
2.75% , 08/15/32 ................... 3,789 3,561,108
4.25% , 11/15/34 ................... 13,302 13,599,847
Total Long-Term Investments — 98 .9%
(Cost: $ 12,683,542,143 ) ............................ 12,514,576,088
Shares
Shares
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.94%
(c) (d) (e)
................. 122,406,082 122,406,082
Total Short-Term Securities — 1 .0%
(Cost: $ 122,406,082 ) .............................. 122,406,082
Total Investments — 99 .9%
(Cost: $ 12,805,948,225 ) ............................ 12,636,982,170
Other Assets Less Liabilities — 0.1% .................... 13,699,843
Net Assets — 100.0% ...............................
$ 12,650,682,013
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
02/28/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
Shares
Held at
11/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 148,316,804 $ — $ (25,910,722)
(a)
$ — $ — $ 122,406,082 122,406,082 $ 1,611,728
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
10-20 Year Treasury Bond ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 12,514,576,088 $ — $ 12,514,576,088
Short-Term Securities
Money Market Funds ...................................... 122,406,082 — — 122,406,082
$ 122,406,082 $ 12,514,576,088 $ — $ 12,636,982,170
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities